Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. In 2025, we did not grant option awards to our named executive officers during the time period outlined in Item 402(x) of Regulation S-K.

Award Timing Method
The Company does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. In 2025, we did not grant option awards to our named executive officers during the time period outlined in Item 402(x) of Regulation S-K.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false